As filed with the Securities and Exchange Commission on 10/31/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2016 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - 5.8%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	$329,161	$104,133
American Credit Acceptance Receivables Trust
Series 2015-3, Class C, 4.840%, 10/12/21 (d)	720,000	728,245
Cajun Global, LLC
Series 2011-1, Class A2, 5.955%, 2/20/41 (d)	797,455	797,857
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (d)	700,000	707,459
FFCA Secured Lending Corp.
Series 1999-2, Class B1, 8.270%, 5/18/26 (d)(f)	4,590,000	4,658,850
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.957%, 3/9/47 (a)(d)	4,722,000	4,403,911
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (d)(f)	4,432,500	3,990,116
Series 2015-1A, Class B, 9.000%, 8/20/44 (d)(f)	2,000,000	1,735,703
Invitation Homes Trust
Series 2014-SFR3, Class E, 4.933%, 12/17/31 (a)(d)	2,000,000	2,033,513
Mid-State Trust VI
Series 6, Class A3, 7.540%, 7/1/35	20,872	22,140
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class A1, 0.254%, 9/15/17 (a)	209,812	189,694
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (d)(f)	1,500,000	1,487,445
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (d)(f)	1,000,000	991,441
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (d)	3,700,000	3,744,557
Series 2015-1A, Class A, 3.100%, 12/15/23 (d)	1,734,845	1,729,304
Total Asset-Backed Securities (cost $27,697,741)		27,324,368

COLLATERALIZED DEBT OBLIGATIONS - 6.0%
ALESCO Preferred Funding III Ltd.
Series 2004-3, Class B1, 2.278%, 5/1/34 (a)(d)(f)	2,152,941	915,000
Series 2004-3, Class B2, 2.278%, 5/1/34 (a)(d)	2,745,000	1,015,650
Arbor Realty Collateralized Loan Obligation
Series 2014-1A, Class C, 5.384%, 5/15/24 (a)(d)(f)	2,500,000	2,496,875
Capitalsource Real Estate Loan Trust
Series 2006-1A, Class A1A, 0.889%, 1/20/37 (a)(d)	795,442	794,985
Series 2006-1A, Class A2B, 0.939%, 1/20/37 (a)(d)	374,602	373,321
Centerline REIT, Inc.
Series 2004-RR3, Class B, 5.040%, 9/21/45 (d)	500,000	453,986
ICONS Ltd.
Series 2004-1A, Class CPT2, 1.515%, 9/10/34 (a)(d)(f)	2,678,255	2,236,342
INCAPS Funding I Ltd.
2.673%, 6/1/33 (a)(d)(f)	5,433,863	4,836,138
2.673%, 6/1/33 (a)(d)(f)	832,557	740,976
MM Community Funding III
Series 2002, 2.955%, 5/1/32 (a)(d)(f)	4,814,342	3,995,904
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 1.023%, 12/1/35 (a)(d)(f)	494,916	390,983
Resource Capital Corp. Ltd.
Series 2015-CRE3, Class D, 4.508%, 3/15/32 (a)(d)	2,280,000	2,211,069
RFT Issuer Ltd.
Series 2015-FL1, Class B, 4.315%, 8/15/30 (a)(d)	2,000,000	2,000,322
Trapeza LLC
Series 2002-1A, Class B1, 1.405%, 11/30/32 (a)(d)(f)	1,428,368	1,142,695
Series 2003-3A, Class A1B, 1.703%, 1/20/34 (a)(d)	1,062,937	839,720
Series 2004-7A, Class A1, 1.048%, 1/25/35 (a)(d)(f)	3,447,554	2,706,330
Series 2007-12A, Class A1, 0.920%, 4/6/42 (a)(d)(f)	1,606,940	1,140,927
Total Collateralized Debt Obligations (cost $29,664,990)		28,291,223

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.1%
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.944%, 9/25/20 (a)(l)	2,134,022	341,603
GNMA REMIC Trust
Series 2012-25, Class IO, 0.847%, 8/16/52 (a)(l)	4,082,648	169,654
Series 2013-173, Class AC, 2.760%, 10/16/53 (a)	77,680	80,619
Total Commercial Mortgage-Backed Securities - Agency (cost $659,447)		591,876

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 16.8%
ACRE Commercial Mortgage Trust
Series 2014-FL2, Class D, 3.907%, 8/15/31 (a)(d)	500,000	487,740
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM, 6.146%, 7/10/44 (a)(f)	2,495,000	2,270,450
Bayview Commercial Asset Trust
Series 2005-1, Class M2, 0.896%, 4/25/35 (a)(d)	439,158	390,357
Series 2005-1A, Class B3, 4.946%, 4/25/35 (a)(d)	1,166,118	1,162,338
Series 2005-3A, Class M1, 0.886%, 11/25/35 (a)(d)	43,251	37,263
Series 2005-3A, Class M2, 0.936%, 11/25/35 (a)(d)	1,730,049	1,485,402
Series 2005-4A, Class A1, 0.746%, 1/25/36 (a)(d)	2,357,977	2,036,123
Series 2006-1A, Class M2, 0.846%, 4/25/36 (a)(d)	511,962	421,096
Series 2006-SP1, Class M4, 1.096%, 4/25/36 (a)(d)	4,340,000	3,464,025
Series 2006-2A, Class M1, 0.756%, 7/25/36 (a)(d)	597,975	501,640
Series 2006-2A, Class M4, 0.866%, 7/25/36 (a)(d)	1,062,604	856,909
Series 2006-2A, Class B1, 1.316%, 7/25/36 (a)(d)	411,351	323,622
Series 2007-3, Class A2, 0.736%, 7/25/37 (a)(d)	2,045,618	1,666,374
Series 2007-3, Class M2, 0.786%, 7/25/37 (a)(d)	1,722,253	1,261,709
Bear Stearns Commercial Mortgage Securities Trust
Series 2000-WF2, Class J, 6.625%, 10/15/32 (d)	1,077,875	1,034,251
Series 2006-PW11, Class D, 5.562%, 3/11/39 (a)(d)(f)	1,800,000	144,000
Business Loan Express
Series 2002-1A, Class A, 0.996%, 7/25/28 (a)(d)	375,897	357,999
Series 2003-1A, Class A, 1.446%, 4/25/29 (a)(d)(f)	686,831	570,070
Series 2005-1A, Class M, 1.246%, 6/27/33 (a)(d)(f)	423,901	339,120
CBA Commercial Small Balance Commercial Mortgage
Series 2006-2A, Class A, 5.540%, 1/25/39 (d)(g)	3,908,611	2,872,581
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class D, 4.234%, 7/15/30 (a)(d)	2,570,000	2,536,263
CNL Commercial Mortgage Loan Trust
Series 2001-1A, Class A, 1.078%, 10/20/27 (a)(d)	529,234	488,894
Series 2001-1A, Class B, 2.938%, 10/20/27 (a)(d)	136,158	121,556
Series 2001-2A, Class A, 1.163%, 3/23/28 (a)(d)	322,809	297,264
Series 2002-1A, Class A, 1.046%, 10/25/28 (a)(d)	137,315	122,109
Series 2002-2A, Class A, 1.250%, 3/27/29 (a)(d)	245,560	226,632
Series 2003-2A, Class A1, 0.886%, 10/25/30 (a)(d)	282,260	250,597
Series 2003-1A, Class A1, 0.942%, 5/15/31 (a)(d)	843,984	788,738
Comm Mortgage Trust
Series 2006-C7, Class AJ, 5.895%, 6/10/46 (a)	769,906	711,057
Series 2006-C8, Class AJ, 5.377%, 12/10/46	1,600,000	1,551,718
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class H, 5.529%, 11/15/37 (a)(d)(f)	146,311	87,786
Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(d)	3,545,440	3,429,121
Credit Suisse Mortgage Trust
Series 2008-C1, Class AJ, 6.066%, 2/15/41 (a)(d)	5,380,000	4,849,196
FREMF Mortgage Trust
Series 2015-KF08, Class B, 5.296%, 2/25/22 (a)(d)	2,873,769	2,804,273
Series 2015-K720, Class B, 3.389%, 7/25/22 (a)(d)(f)	916,000	847,300
Series 2015-K720, Class C, 3.389%, 7/25/22 (a)(d)(f)	4,000,000	3,310,000
Series 2014-KF05, Class B, 4.446%, 9/25/22 (a)(d)	3,775,145	3,713,001
Series 2015-KF12, Class B, 7.546%, 9/25/22 (a)(f)	1,614,814	1,610,777
Series 2015-K48, Class C, 3.636%, 8/25/48 (a)(d)	2,100,000	1,814,319
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/10/42 (a)(d)	3,000,000	2,890,260
GE Commercial Mortgage Corp.
Series 2006-C1, Class AJ, 5.520%, 3/10/44 (a)	3,561,412	3,580,964
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.184%, 8/15/32 (a)(d)	1,000,000	981,221
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-CIBC, Class G, 5.775%, 3/15/33 (d)	456,243	384,615
Series 2005-CB12, Class B, 5.451%, 9/12/37 (a)	3,240,000	3,028,092
Series 2007-LDP12, Class AJ, 6.203%, 2/15/51 (a)	2,000,000	1,891,874
Series 2007-LDP12, Class B, 6.203%, 2/15/51 (a)	805,000	716,205
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.396%, 2/25/30 (a)(d)	584,811	438,634
Series 2006-2A, Class M1, 0.736%, 9/25/36 (a)(d)	4,579,000	3,661,698
Series 2006-2A, Class B, 1.346%, 9/25/36 (a)(d)	1,500,000	611,886
Series 2006-3A, Class M1, 0.736%, 12/25/36 (a)(d)	5,715,000	3,561,614
Merrill Lynch Mortgage Trust

Series 2006-C2, Class AJ, 5.802%, 8/12/43 (a)	2,052,961	2,068,358
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 6.197%, 6/12/46 (a)(d)	190,000	189,422
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class B, 5.865%, 7/15/45 (a)	649,000	562,683
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,231,933
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $82,756,668)		80,043,129

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.5%
FHLMC Structured Pass Through Securities
Series T-030, Class A5, 7.639%, 12/25/30 (g)	57,362	61,262
Series T-048, Class 1A4, 5.538%, 7/25/33	8,762	9,957
Series T-067, Class 1A1C, 3.055%, 3/25/36 (a)	117,952	124,931
FNMA Pool
Series #646948, 7.500%, 6/1/32	16,754	19,392
Series #765657, 2.625%, 1/1/34 (a)	27,962	29,819
Series #745029, 2.649%, 4/1/35 (a)	42,080	44,451
Series #871313, 5.500%, 5/1/36	12,216	12,875
Series #256370, 5.500%, 6/1/36	40,998	45,319
Series #909469, 2.631%, 2/1/37 (a)	60,999	64,358
Series #888534, 5.000%, 8/1/37	61,036	66,855
Series #995851, 6.500%, 10/1/37	51,694	57,891
Series #256978, 5.000%, 11/1/37	10,578	10,922
Series #257138, 5.000%, 3/1/38	44,258	47,096
FNMA REMIC Trust
Series 2001-W4, Class AV1, 0.726%, 2/25/32 (a)	64,848	63,097
Series 2002-W11, Class 2A9, 5.478%, 11/25/32 (g)	243,085	269,620
Series 2003-T2, Class A1, 0.726%, 3/25/33 (a)	60,892	59,519
Series 2007-30, Class ZM, 4.250%, 4/25/37	46,224	54,994
Series 2007-W8, Class 1A5, 6.295%, 9/25/37 (a)	29,182	31,198
Series 2013-53, Class CB, 2.000%, 10/25/40	176,774	179,970
Series 2001-50, Class BA, 7.000%, 10/25/41	28,561	33,275
Series 2003-W2, Class 2A9, 5.900%, 7/25/42	58,551	67,358
Series 2003-W4, Class 2A, 6.383%, 10/25/42 (a)	18,351	20,919
Series 2004-T3, Class 2A, 3.342%, 8/25/43 (a)	102,366	107,085
Series 2004-W9, Class 1A3, 6.050%, 2/25/44	33,284	39,215
Freddie Mac REMIC
Series 2455, Class DK, 6.500%, 5/15/32	17,226	20,006
GNMA I Pool
Series #749337, 2.700%, 1/15/41	95,810	98,747
GNMA II Pool
Series #745378, 5.000%, 6/20/40	69,769	75,725
Series #710061, 4.650%, 12/20/60	60,085	62,087
Series #751746, 4.863%, 6/20/61	69,845	72,624
Series #751409, 4.626%, 7/20/61	69,870	73,022
Series #899223, 2.818%, 9/20/63 (a)	66,521	71,331
Series #898728, 2.994%, 9/20/63 (a)	52,840	57,789
Series #AG8025, 2.794%, 10/20/63 (a)	161,339	174,791
Total Residential Mortgage-Backed Securities - Agency (cost $2,170,710)		2,227,500

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 48.2%
ABN AMRO Mortgage Corp.
Series 2003-13, Class A3, 5.500%, 1/25/34	65,755	66,692
ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.550%, 9/21/30 (a)	582,183	598,732
ACE Security Corp. Home Equity Loan Trust
Series 2003-NC1, Class M1, 1.616%, 7/25/33 (a)	301,101	280,158
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1, 3.110%, 9/25/35 (a)	1,687,819	1,433,918
Series 2005-6A, Class 1A1, 0.986%, 11/25/35 (a)	337,206	268,130
Aegis Asset Backed Securities Trust
Series 2006-1, Class A2, 0.616%, 1/25/37 (a)	2,940,240	2,068,338
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (g)	362,161	360,584
Series 1998-4, Class 2A2, 1.376%, 11/24/28 (a)	468,681	428,126
Series 1999-1, Class 1A1, 1.326%, 2/25/29 (a)	541,356	471,723
Series 2000-1, Class 1A, 0.776%, 3/25/30 (a)	65,390	60,870
Series 2000-2, Class 2A, 1.146%, 6/25/30 (a)	736,100	628,911
Series 2000-3, Class 1A, 1.196%, 10/25/30 (a)(d)	135,320	118,292
American Home Mortgage Investment Trust
Series 2007-A, Class 13A1, 6.100%, 1/25/37 (d)(g)	294,414	165,351

Series 2004-1, Class 3A, 2.580%, 4/25/44 (a)	158,224	154,631
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 1.696%, 11/25/29 (a)	1,848,000	1,692,032
Asset Backed Funding Certificates
Series 2002-WF2, Class M2, 2.546%, 2/25/32 (a)	84,605	84,753
Series 2004-AHL1, Class M1, 1.226%, 9/25/33 (a)	5,545,968	4,939,881
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	2,241,143	2,364,344
Series 2005-HE2, Class M4, 1.676%, 2/25/35 (a)	498,424	277,593
Banc of America Alternative Loan Trust
Series 2004-2, Class 1A1, 6.000%, 3/25/34	7,370,173	7,672,483
Series 2006-4, Class 1A3, 6.000%, 5/25/46	2,934,433	2,112,804
Banc of America Funding Corp.
Series 2009-R15, Class 5A3, 5.500%, 6/26/21 (d)	1,081,677	1,091,041
Series 2004-B, Class 1A1, 2.907%, 12/20/34 (a)	112,604	104,627
Series 2004-B, Class 3A2, 3.008%, 12/20/34 (a)	1,168,911	607,155
Series 2004-C, Class 1B2, 3.082%, 12/20/34 (a)	34,281	33,219
Series 2005-F, Class 1X, 2.360%, 9/20/35 (a)(l)	1,883,322	155,673
Series 2008-R4, Class 1A4, 0.889%, 7/25/37 (a)(d)	3,314,274	2,179,142
Series 2009-R9, Class 2A2, 2.522%, 7/26/37 (a)(d)	1,481,557	1,159,835
Series 2010-R6, Class 3A2, 6.250%, 9/26/37 (d)	825,914	829,581
Series 2010-R6, Class 3A3, 6.250%, 9/26/37 (d)	970,000	979,576
Series 2010-R6, Class 3A4, 6.250%, 9/26/37 (d)	961,000	980,816
Series 2007-5, Class 7A2, 43.298%, 7/25/47 (a)	196,999	431,545
Banc of America Mortgage Securities
Series 2004-7, Class 4A1, 5.000%, 8/25/19	18,636	18,709
Series 2007-4, Class 2A3, 5.246%, 12/26/22 (a)	108,939	108,237
Series 2004-A, Class 3A1, 2.909%, 2/25/34 (a)	44,630	42,868
Series 2004-B, Class 2A1, 3.081%, 3/25/34 (a)	14,903	14,842
Series 2004-2, Class 1A8, 5.500%, 3/25/34	191,774	195,676
Series 2004-3, Class 1A26, 5.500%, 4/25/34	8,497	8,534
Series 2004-I, Class 3A2, 2.850%, 10/25/34 (a)	5,081	5,041
Series 2005-9, Class 1A1, 5.500%, 10/25/35	998,850	984,744
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (g)	1,327,074	1,367,129
Series 2007-A, Class 1A4, 6.725%, 5/28/37 (g)	2,726,000	2,792,496
Series 2005-A, Class A1, 1.438%, 2/28/40 (a)(d)	1,476,447	1,166,788
Series 2005-C, Class M4, 1.254%, 6/28/44 (a)	3,037,000	2,447,940
Bayview Financial Asset Trust
Series 2007-SR1A, Class A, 0.896%, 3/25/37 (a)(d)	963,864	800,806
Series 2007-SR1A, Class M1, 1.246%, 3/25/37 (a)(d)	606,570	543,224
Series 2007-SR1A, Class M2, 1.346%, 3/25/37 (a)(d)	329,597	286,892
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A2A, 1.368%, 12/28/40 (a)(d)	2,874,675	2,183,900
Series 2005-E, Class A1, 1.438%, 12/28/40 (a)(d)	3,684,107	2,785,674
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.271%, 7/25/34 (a)	27,620	27,621
Series 2004-6, Class 2A2, 3.027%, 9/25/34 (a)	314,829	271,954
Series 2004-9, Class 12A2, 3.008%, 11/25/34 (a)	53,003	50,308
Series 2004-8, Class 12A1, 3.272%, 11/25/34 (a)	28,875	27,047
Series 2005-12, Class 24A1, 2.727%, 2/25/36 (a)	155,621	143,896
Series 2005-12, Class 11A1, 2.816%, 2/25/36 (a)	88,227	69,111
Bear Stearns ALT-A Trust
Series 2004-11, Class 2A6A, 2.903%, 11/25/34 (a)	583,701	553,907
Series 2004-12, Class 2A6, 2.764%, 1/25/35 (a)	375,848	340,081
Series 2004-12, Class 2A4, 2.894%, 1/25/35 (a)	678,931	605,636
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 0.832%, 9/25/34 (a)	2,152,561	2,041,382
Series 2005-SD4, Class 1X, 0.517%, 9/25/35 (a)(l)	10,930,714	285,738
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.307%, 3/25/31 (a)	362,088	364,582
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5, 6.333%, 4/25/32 (g)	148,074	150,672
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	114,090	115,871
Series 2004-1, Class 2A2, 0.906%, 12/25/33 (a)	18,134	17,184
Chase Mortgage Finance Corp.
Series 2007-A3, Class 1A7, 2.705%, 12/25/37 (a)	511,362	445,673
ChaseFlex Trust
Series 2005-1, Class 2A4, 5.500%, 2/25/35	551,556	498,583
Chevy Chase Mortgage Funding Corp.
Series 2005-1, Class A2, 0.646%, 1/25/36 (a)(d)	480,869	433,047

Series 2005-C, Class A2, 0.719%, 10/25/46 (a)(d)	638,490	506,930
CIT Group Home Equity Loan Trust
Series 2002-1, Class AF5, 7.210%, 2/25/33 (g)	515,631	516,264
Citicorp Mortgage Securities Trust
Series 2006-3, Class 3A1, 5.500%, 6/25/36	223,038	223,958
Series 2006-3, Class 1A18, 6.000%, 6/25/36	326,620	323,637
Series 2007-6, Class 3A1, 5.500%, 7/25/37	134,710	131,386
Series 2007-8, Class 1A4, 6.000%, 9/25/37	705,403	701,821
Citigroup Mortgage Loan Trust
Series 2009-8, Class 6A2, 5.750%, 4/25/23 (a)(d)	1,311,936	1,305,122
Series 2004-HYB1, Class A41, 3.179%, 2/25/34 (a)	88,542	87,646
Series 2004-NCM1, Class 2A2, 6.000%, 7/25/34	402,527	426,442
Series 2004-NCM2, Class 1CB1, 5.500%, 8/25/34	5,880,759	6,145,463
Series 2005-7, Class 1A1, 2.813%, 9/25/35 (a)	1,377,181	999,490
Series 2009-11, Class 6A2, 1.789%, 10/25/35 (a)(d)	2,527,849	1,941,026
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(d)	2,364,931	1,944,966
Series 2006-AR5, Class 1A3A, 3.002%, 7/25/36 (a)	258,752	215,858
Series 2007-OPX1, Class A4B, 6.333%, 1/25/37 (g)	234,579	171,086
Series 2007-10, Class 2A3A, 3.123%, 9/25/37 (a)	644,010	553,303
Series 2007-FS1, Class 2A1A, 1.439%, 10/25/37 (a)(d)	5,318,464	3,855,531
CitiMortgage Alternative Loan Trust
Series 2006-A5, Class 3A1, 6.000%, 10/25/36	182,361	151,291
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	391,451
Countrywide Alternative Loan Trust
Series 2003-9T1, Class A7, 5.500%, 7/25/33	342,949	341,464
Series 2003-J2, Class A1, 6.000%, 10/25/33	130,328	135,035
Series 2003-J3, Class 2A1, 6.250%, 12/25/33	18,804	19,312
Series 2004-J2, Class 4A1, 6.000%, 4/25/34	1,395,852	1,412,951
Series 2004-15, Class 2A2, 2.710%, 9/25/34 (a)	952,009	769,317
Series 2004-J8, Class 1A1, 7.000%, 9/25/34	315,691	333,493
Series 2004-J10, Class 1A1, 0.888%, 10/25/34 (a)	336,124	304,659
Series 2006-HY10, Class 1A1, 2.513%, 5/25/36 (a)	6,440,538	3,838,398
Series 2008-2R, Class 3A1, 6.000%, 8/25/37	119,154	98,098
Series 2008-2R, Class 2A1, 6.000%, 8/25/37	149,243	106,732
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (g)	31,043	30,921
Countrywide Home Loans
Series 2003-15, Class 2A1, 5.000%, 6/25/18	354,641	343,523
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	20,670	20,766
Series 2002-19, Class 1A1, 6.250%, 11/25/32	79,128	82,176
Series 2003-37, Class 2A1, 2.690%, 9/25/33 (a)	491,780	457,569
Series 2003-56, Class 9A1, 2.486%, 12/25/33 (a)	129,546	118,432
Series 2004-10, Class A4, 5.250%, 7/25/34	195,000	197,734
Series 2004-12, Class 12A1, 2.761%, 8/25/34 (a)	85,651	80,208
Series 2004-15, Class 3A, 2.454%, 10/20/34 (a)	797,933	675,194
Series 2005-R1, Class 2A1, 6.000%, 3/25/35 (d)	1,328,925	1,316,555
Series 2005-11, Class 1A2, 3.313%, 4/25/35 (a)	636,916	535,690
Series 2005-30, Class A2, 17.611%, 1/25/36 (a)	59,327	76,499
Series 2006-J1, Class 2A1, 5.500%, 2/25/36	1,975,233	1,944,180
Series 2007-HYB1, Class 3A1, 2.738%, 3/25/37 (a)	198,831	158,195
Series 2007-J3, Class A4, 6.000%, 7/25/37	1,016,276	855,231
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	23,506	23,537
Series 1997-2, Class A, 7.500%, 6/25/20 (d)	29,310	29,970
Series 2002-10, Class 1M2, 7.000%, 5/25/32 (a)	563,228	560,072
Series 2003-AR9, Class CB1, 2.637%, 3/25/33 (a)	162,870	138,478
Series 2003-AR18, Class 4M3, 3.346%, 7/25/33 (a)	1,219,405	1,003,301
Series 2003-23, Class 5A1, 6.000%, 9/25/33	35,451	36,790
Series 2003-27, Class 4P, 0.000%, 11/25/33 (e)	20,252	16,064
Series 2003-AR26, Class 4A1, 2.796%, 11/25/33 (a)	17,005	16,650
Series 2004-AR1, Class 6M2, 2.046%, 2/25/34 (a)	916,602	775,503
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	265,380	152,909
Series 2006-CF3, Class M2, 1.446%, 10/25/36 (a)(d)	3,788,000	3,006,958
Series 2006-9, Class 2A1, 5.500%, 11/25/36	909,860	842,370
Series 2006-9, Class 4A1, 6.000%, 11/25/36	1,094,147	893,541
Series 2006-9, Class 4A13, 6.500%, 11/25/36	2,723,825	2,553,362
Series 2011-6R, Class 4A2, 3.130%, 4/28/37 (a)(d)	727,439	533,531
CSAB Mortgage Backed Trust
Series 2006-2, Class A5A, 6.080%, 9/25/36 (g)	3,127,268	2,041,677

CSMC Mortgage-Backed Trust
Series 2006-3, Class 1A4A, 5.896%, 4/25/36 (g)	2,609,064	1,884,863
Deutsche Alt-A Securities, Inc.
Series 2003-3, Class 4A1, 5.000%, 10/25/18	41,321	41,843
Series 2007-AR3, Class 1A2, 0.656%, 6/25/37 (a)	1,747,722	1,382,829
Encore Credit Receivables Trust
Series 2005-3, Class M2, 1.181%, 10/25/35 (a)	150,977	149,098
EquiFirst Mortgage Loan Trust
Series 2005-1, Class M3, 1.166%, 4/25/35 (a)	20,381	17,787
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.086%, 5/25/32 (a)	1,261,115	997,559
Series 2002-3, Class M1, 6.039%, 11/25/32 (a)	84,956	85,011
Series 2004-3, Class AV2, 0.779%, 7/25/34 (a)	88,467	74,325
First Franklin Mortgage Loan Trust
Series 2001-FF2, Class A1, 1.066%, 11/25/31 (a)	526,077	486,666
Series 2003-FF5, Class M3, 2.921%, 3/25/34 (a)	922,884	657,800
First Horizon Alternative Mortgage Securities
Series 2005-AA3, Class 2A1, 2.473%, 5/25/35 (a)	1,851,622	1,395,590
Series 2006-AA4, Class 1A1, 2.572%, 7/25/36 (a)	498,016	387,035
Series 2007-FA4, Class 1A6, 6.250%, 8/25/37 (a)	349,369	278,223
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 1A1, 2.963%, 5/25/34 (a)	41,761	41,372
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	69,806	55,146
Series 2006-2, Class 1A7, 6.000%, 8/25/36	119,411	111,651
Series 2006-4, Class 1A11, 6.000%, 2/25/37	292,481	258,861
Series 2007-AR2, Class 2A1, 2.522%, 7/25/37 (a)	239,532	192,374
GMACM Home Equity Loan Trust
Series 2003-HE2, Class A4, 5.120%, 4/25/33 (g)	671,137	676,468
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	325,179	322,921
GS Mortgage Securities Corp.
Series 2008-2R, Class 2A1, 7.500%, 10/25/36 (a)(d)	1,154,781	949,632
GSAA Home Equity Trust
Series 2007-3, Class 2A1B, 0.546%, 3/25/47 (a)	5,082,624	904,292
GSMPS Mortgage Loan Trust
Series 1998-2, Class A, 7.750%, 5/19/27 (a)(d)	145,831	152,061
Series 2006-RP1, Class 1A4, 8.500%, 1/25/36 (d)	592,371	657,934
GSR Mortgage Loan Trust
Series 2006-2F, Class 5A1, 4.500%, 1/25/21	76,232	73,587
Series 2004-4, Class 2A4, 0.746%, 4/25/32 (a)	1,320,696	1,115,075
Series 2003-7F, Class 5A5, 24.216%, 10/25/32 (a)	34,128	50,257
Series 2004-11, Class 1A1, 2.858%, 9/25/34 (a)	378,349	362,151
Series 2004-8F, Class 2A3, 6.000%, 9/25/34	18,517	19,004
Series 2004-10F, Class 8A3, 6.000%, 9/25/34	57,244	57,187
Series 2004-14, Class 2A1, 0.776%, 12/25/34 (a)	143,066	129,208
Series 2004-15F, Class 2A1, 6.000%, 12/25/34	5,255,754	5,397,759
Series 2005-AR2, Class 1A3, 2.974%, 4/25/35 (a)	514,338	389,620
Series 2006-3F, Class 1A2, 5.500%, 3/25/36	100,141	89,664
HarborView Mortgage Loan Trust
Series 2006-4, Class 3A1A, 0.659%, 5/19/46 (a)	4,716,712	1,771,796
Series 2006-2, Class 1A, 2.939%, 2/25/36 (a)	262,088	215,960
Series 2006-3, Class 1A, 3.349%, 6/19/36 (a)	336,866	211,516
HomeBanc Mortgage Trust
Series 2005-4, Class M2, 0.936%, 10/25/35 (a)	1,315,000	905,139
HSI Asset Loan Obligation Trust
Series 2007-AR1, Class 2A1, 2.806%, 1/25/37 (a)	917,090	731,175
Series 2007-1, Class 2A12, 6.500%, 6/25/37	684,587	468,243
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,390,632	1,421,950
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	508,537	510,635
Series 2003-11, Class 2A1, 1.286%, 10/25/33 (a)	74,996	72,881
Series 2004-8, Class 3A, 1.266%, 8/25/34 (a)	135,148	124,225
Series 2004-4, Class 1A3, 1.279%, 9/25/34 (a)	8,803	8,372
Series 2004-6, Class M3, 1.496%, 10/25/34 (a)	507,672	433,943
Series 2004-5, Class 1M4, 2.096%, 10/25/34 (a)	605,256	538,797
Series 2005-4, Class 2B1, 2.921%, 5/25/35 (a)	526,236	506,837
IndyMac INDX Mortgage Loan Trust
Series 2004-AR10, Class 2A1, 1.246%, 5/25/34 (a)	63,057	58,080
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	417,773	371,830
Series 2005-AR7, Class 1A1, 2.764%, 6/25/35 (a)	1,140,720	810,340

Series 2006-AR25, Class 6A1, 2.921%, 9/25/36 (a)	202,461	188,630
IndyMac Residential Asset Backed Trust
Series 2007-B, Class 2A2, 0.606%, 7/25/37 (a)	436,302	268,593
Interstar Millennium Trust
Series 2005-1G, Class A, 1.034%, 12/8/36 (a)	48,949	47,333
Irwin Home Equity
Series 2004-A, Class M2, 2.321%, 1/25/34 (a)	238,787	232,827
Series 2006-3, Class 2A4, 5.900%, 9/25/37 (d)(g)	143,654	144,988
JP Morgan Mortgage Trust
Series 2004-A2, Class 2A1, 2.792%, 5/25/34 (a)	42,008	42,151
Series 2005-A3, Class 11A4, 2.823%, 6/25/35 (a)	42,846	41,418
Series 2007-A1, Class 2A3, 2.712%, 7/25/35 (a)	988,750	881,579
Lavender Trust
Series 2010-RR6A, Class A3, 5.500%, 9/26/35 (d)	400,000	399,110
Series 2010-RR10A, Class A3, 6.250%, 9/26/36 (d)	192,589	192,905
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	20,408	5,385
Lehman Mortgage Trust
Series 2005-3, Class 1A3, 5.500%, 1/25/36	30,889	26,158
Series 2006-2, Class 4A1, 5.000%, 4/25/36	478,361	477,663
Series 2006-8, Class 2A1, 0.866%, 12/25/36 (a)	3,272,626	1,319,963
Series 2007-5, Class PO1, 0.000%, 6/25/37 (e)	150,660	117,606
Series 2007-8, Class 3A1, 7.250%, 9/25/37	6,037,570	3,106,545
Series 2007-9, Class AP, 0.000%, 10/25/37 (e)	319,347	237,411
Lehman Structured Securities Corp.
Series 2002-GE1, Class A, 0.000%, 7/26/24 (a)(d)(f)	100,513	77,395
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5, 1.006%, 9/25/34 (a)	538,422	490,337
MASTR Adjustable Rate Mortgages Trust
Series 2003-2, Class 1A1, 3.250%, 7/25/33 (a)	27,076	27,828
Series 2004-1, Class 1A1, 3.093%, 1/25/34 (a)	24,549	24,215
Series 2004-8, Class 7A1, 2.667%, 9/25/34 (a)	12,607	12,346
Series 2004-15, Class 6A1, 0.776%, 12/25/34 (a)	347,385	295,562
MASTR Alternative Loans Trust
Series 2002-2, Class 1A1, 7.250%, 10/25/32	150,139	155,639
Series 2004-4, Class 11A1, 6.000%, 3/25/34	1,878,581	1,905,000
Series 2004-8, Class 8A1, 6.000%, 7/25/34	66,243	67,431
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.286%, 8/25/33 (a)	681,049	653,523
Series 2004-WMC1, Class M2, 2.171%, 2/25/34 (a)	260,361	260,721
MASTR Asset Securitization Trust
Series 2003-4, Class 3A1, 4.750%, 5/25/18	17,286	17,327
Series 2003-5, Class 1A1, 5.500%, 6/25/33	22,449	22,607
Series 2003-7, Class 4A44, 5.250%, 9/25/33	28,019	28,866
Series 2003-7, Class 4A8, 5.250%, 9/25/33	805,401	843,677
Series 2006-2, Class 2A2, 0.946%, 6/25/36 (a)	3,694,222	2,258,101
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.796%, 5/25/35 (a)(d)	564,852	445,985
MASTR Specialized Loan Trust
Series 2007-2, Class M1, 1.296%, 5/25/37 (a)(d)(f)	9,097,000	1,091,640
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-1, Class 2A1, 3.168%, 4/25/37 (a)	815,429	697,691
Merrill Lynch Mortgage Investors Trust
Series 2003-G, Class B1, 2.222%, 1/25/29 (a)(d)	594,008	464,864
Series 2003-A2, Class 2M1, 3.271%, 3/25/33 (a)	68,697	57,249
MESA Trust Asset Backed Certificates
Series 2002-3, Class M2, 5.311%, 10/18/32 (a)(d)	20,849	20,888
Series 2002-1, Class B1, 3.686%, 2/18/33 (a)(d)	861,081	863,938
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A3, 2.438%, 10/25/28 (a)	24,215	23,903
Series 2005-1, Class 2A3, 2.394%, 4/25/35 (a)	312,727	277,451
Series 2007-3, Class 1A2, 2.532%, 9/25/37 (a)	167,930	151,140
Morgan Stanley Dean Witter Capital I Trust
Series 2001-AM1, Class M1, 1.721%, 2/25/32 (a)	60,384	57,088
Series 2002-HE1, Class M2, 2.396%, 7/25/32 (a)	1,176,412	1,385,523
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 5A, 2.584%, 8/25/34 (a)	92,036	87,381
Series 2004-7AR, Class 1A, 2.713%, 9/25/34 (a)	50,928	45,619
Series 2007-14AR, Class 5A1, 2.724%, 11/25/37 (a)	3,373,642	1,938,314
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF2, 5.471%, 10/25/36 (a)	279,832	149,213

New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 0.998%, 1/25/54 (a)(d)(l)	444,319	19,432
Nomura Asset Acceptance Corp.
Series 2001-R1A, Class A, 6.800%, 2/19/30 (a)(d)	365,822	359,028
Series 2003-A1, Class A1, 5.500%, 5/25/33	6,897	7,029
Series 2004-AP1, Class A5, 5.679%, 3/25/34 (g)	1,248,438	1,260,370
Series 2004-R1, Class A2, 7.500%, 3/25/34 (d)	1,055,235	1,021,860
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	550,811	367,604
Series 2006-AR1, Class 3A, 2.894%, 2/25/36 (a)	1,674,634	1,455,937
Series 2006-AF1, Class 5A, 3.792%, 6/25/36 (a)	972,191	844,635
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.696%, 2/25/38 (a)	711,232	547,236
Series 2001-5, Class A, 1.246%, 12/25/31 (a)(d)	16,051	15,016
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.146%, 7/25/29 (a)(d)(f)	131,130	106,638
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 5/25/37	1,161,016	1,030,503
PNC Mortgage Securities Corp.
Series 1999-10, Class DB1, 7.789%, 11/25/29 (a)	131,667	139,506
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	655,240	627,295
Series 2005-5, Class 1A3, 8.000%, 7/25/34	143,782	134,217
Series 2006-DR1, Class 2A2, 6.000%, 5/25/35 (d)	4,741,198	4,525,321
Series 2005-5, Class 2A4, 5.500%, 11/25/35	18,124	17,120
Series 2007-2, Class A2, 6.000%, 4/25/37	3,780,834	2,803,142
Provident Bank Home Equity Loan Trust
Series 2000-1, Class A1, 0.966%, 3/25/30 (a)	705,972	596,096
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	23,726	24,252
Series 2005-RP3, Class M3, 2.939%, 5/25/39 (a)(d)	5,768,000	3,840,153
RBSGC Mortgage Pass-Through Certificates
Series 2008-B, Class A1, 6.000%, 6/25/37 (d)	356,482	308,540
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (d)	2,094,599	1,257,837
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(d)	1,127,447	637,713
Series 2010-4, Class 7A1X, 1.500%, 7/26/37 (d)(l)	34,882	6
Residential Accredit Loans, Inc.
Series 2005-QA11, Class 3A1, 3.461%, 10/25/35 (a)	3,685,832	2,184,770
Residential Asset Mortgage Products, Inc.
Series 2001-RS3, Class AI5, 5.700%, 10/25/31 (a)	207,603	209,981
Series 2002-RS1, Class AI5, 5.910%, 1/25/32 (a)	161,349	167,209
Series 2002-SL1, Class AI3, 7.000%, 6/25/32	14,457	14,971
Series 2004-RS8, Class MII2, 2.614%, 8/25/34 (a)	1,013,975	793,135
Series 2006-RS2, Class A3B, 0.826%, 3/25/36 (a)	2,424,140	2,031,319
Residential Asset Securities Corp.
Series 2001-KS3, Class AI5, 6.980%, 9/25/31 (g)	1,400,116	1,418,369
Series 2004-KS9, Class AI6, 4.620%, 10/25/34 (a)	241,937	211,887
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.000%, 8/25/19	186,344	186,759
Residential Funding Mortgage Securities I, Inc.
Series 2004-S9, Class 1A23, 5.500%, 12/25/34	1,072,831	1,075,813
Series 2005-SA3, Class 1A, 2.966%, 8/25/35 (a)	470,869	357,031
Series 2006-S5, Class A4, 0.000%, 6/25/36 (e)	139,146	98,048
Series 2006-SA4, Class 2A1, 3.966%, 11/25/36 (a)	185,210	167,636
Series 2007-S5, Class AP, 0.000%, 5/25/37 (e)	781,345	553,469
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (g)	7,689	7,670
Series 2003-HS1, Class AI6, 3.830%, 2/25/33 (a)	0	0
Series 2003-HS1, Class AI5, 5.150%, 2/25/33 (g)	6,410	6,403
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.306%, 3/25/33 (a)(d)	1,043,522	874,666
Series 2003-RP2, Class M2, 4.189%, 7/25/41 (a)(d)	1,045,297	1,069,193
SACO I Trust
Series 2005-1, Class M2, 1.538%, 3/25/35 (a)(d)	326,357	286,690
Salomon Brothers Mortgage Securities VII
Series 2002-CIT1, Class M3, 2.621%, 3/25/32 (a)	355,102	314,432
Saxon Asset Securities Trust
Series 2001-2, Class AF5, 7.169%, 3/25/29 (g)	894,589	908,180
Series 2000-2, Class BV2, 1.279%, 7/25/30 (a)	1,613,595	1,657,983
Series 2002-1, Class AF5, 4.984%, 12/25/30 (g)	151,489	154,733

Security National Mortgage Loan Trust
Series 2004-2, Class AV, 1.096%, 11/25/34 (a)(d)	1,198,836	1,035,196
Series 2004-2A, Class AF3, 5.772%, 11/25/34 (a)(d)	538,679	536,456
Series 2007-1, Class 2A, 0.789%, 4/25/37 (a)(d)	2,087,920	1,839,519
Southern Pacific Secured Assets Corp.
Series 1998-1, Class A6, 7.080%, 3/25/28 (a)	356,366	357,092
Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6, 7.250%, 2/25/15	694,112	455,497
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 2A2, 2.573%, 7/25/34 (a)	357,083	347,586
Series 2004-12, Class 1A3, 2.821%, 9/25/34 (a)	550,902	532,089
Series 2005-4, Class 1A1, 2.795%, 3/25/35 (a)	114,087	99,480
Series 2005-21, Class 3A1, 2.711%, 11/25/35 (a)	173,837	138,574
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, 5.146%, 4/25/28 (a)	1,500,000	1,602,321
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.496%, 8/25/33 (a)	174,980	169,109
Structured Asset Securities Corp.
Series 2004-SC1, Class A, 8.293%, 12/25/29 (a)(d)	124,505	136,499
Series 2002-14A, Class 1A1, 3.037%, 7/25/32 (a)	651,247	625,965
Series 2003-24A, Class 5A, 2.760%, 7/25/33 (a)	236,078	230,730
Series 2003-29, Class 3A1, 4.913%, 9/25/33 (a)	43,629	43,527
Series 2003-34A, Class 3A6, 2.875%, 11/25/33 (a)	177,437	168,606
Series 2004-4XS, Class A3A, 5.500%, 2/25/34 (g)	2,004,868	2,019,351
Series 2005-1, Class 7A6, 5.500%, 2/25/35	1,002,028	983,248
Series 2007-GEL1, Class A3, 0.746%, 1/25/37 (a)(d)	1,720,000	791,491
Series 2007-RM1, Class A1, 0.726%, 5/25/47 (a)(d)(f)	1,259,743	963,704
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 1A1, 2.902%, 2/25/37 (a)	445,854	366,132
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 7.245%, 3/25/34 (a)(d)	871,701	784,522
Series 2004-7HE, Class A3, 1.146%, 7/25/34 (a)(d)	374,825	328,744
Series 2004-7HE, Class M1, 1.296%, 7/25/34 (a)(d)	394,852	362,583
Series 2004-16SL, Class B1, 3.296%, 10/25/34 (a)(d)	994,689	940,334
Series 2004-11HE, Class B1, 2.946%, 10/25/35 (a)	607,058	632,352
Truman Capital Mortgage Loan Trust
Series 2002-1, Class M2, 3.221%, 11/25/31 (a)(d)	1,488,025	1,415,526
Series 2005-1, Class M2, 3.946%, 3/25/37 (a)(d)	1,046,000	959,451
VOLT XXXIV LLC
Series 2015-NPL7, Class A1, 3.250%, 2/25/55 (d)(g)	187,044	186,741
Wachovia Mortgage Loan Trust, LLC
Series 2005-B, Class 1A1, 2.774%, 10/20/35 (a)	502,919	445,481
WaMu Mortgage Pass-Through Certificates
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	21,577	21,754
Series 2003-AR8, Class A, 2.479%, 8/25/33 (a)	9,455	9,568
Series 2001-AR3, Class 2A, 1.569%, 11/25/41 (a)	1,930,397	1,797,148
Series 2002-AR9, Class 2A, 1.853%, 7/25/42 (a)	265,774	249,264
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	8,306,470	4,945,065
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2002-AR1, Class 1A1, 2.509%, 11/25/30 (a)	28,323	28,310
Series 2004-RA1, Class 2A, 7.000%, 3/25/34	22,735	24,907
Series 2004-RA3, Class 2A, 6.328%, 8/25/38 (a)	38,033	40,225
Wells Fargo Alternative Loan Trust

Series 2002-1, Class 1A1, 6.250%, 8/25/32	918,402	929,765
Series 2003-1, Class 1A2, 5.750%, 9/25/33	5,134,243	5,202,102
Series 2007-PA4, Class 1A1, 2.854%, 7/25/37 (a)(f)	3,863,537	2,820,382
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.835%, 1/25/35 (a)	102,871	101,452
Series 2008-1R, Class A2, 2.856%, 6/26/35 (a)(d)	338,437	318,889
Series 2005-7, Class A2, 5.250%, 9/25/35	283,517	279,885
Total Residential Mortgage-Backed Securities - Non-Agency (cost $236,453,786)		229,064,819

U.S. GOVERNMENT AGENCIES - 7.2%
FNMA TBA
4.000%, 9/1/40 (b)	12,350,000	13,230,903
3.500%, 9/15/41 (b)	20,000,000	21,077,344
Total U.S. Government Agencies (cost $34,293,543)		34,308,247

PRIVATE FUND INVESTMENT - 1.2%
Semper Rising Rate Strategy LP (f)(h)(i)(j)(k)		5,768,235
Total Private Investment (cost $6,000,000)		5,768,235

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.3%
BasePoint - BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (f)(m)	1,571,674	1,571,674
Total Private Placement Participation Agreements (cost $1,571,674)		1,571,674

SHORT-TERM INVESTMENTS - 8.9%
PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.1%
SFC Funding LP - Castellan Real Estate Income Fund LP
10/15/16 (a)(f)(n)	500,000	500,000
Total Private Placement Participation Agreements (cost $500,000)		500,000
Money Market Fund - 8.8%
First American Government Obligations Fund - Class Z, 0.24% (c)	41,790,000	41,790,000
Total Money Market Fund (cost $41,790,000)		41,790,000
Total Short-Term Investments (cost $42,290,000)		42,290,000
Total Investments (cost $463,558,559) - 95.0%		451,481,071
Other Assets less Liabilities - 5.0%		23,556,514
TOTAL NET ASSETS - 100.0%		$475,037,585

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2016.
(b)	Security purchased on a when-issued basis. As of August 31, 2016, the total cost of investments purchased on a when-issued basis was $34,293,543 or 7.2% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2016.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of  August 31, 2016, the value of these investments was $173,646,284 or 36.6% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2016.
(h)	Non-income producing security.
(i)	The next available redemption date is September 30, 2016. Redemptions are allowed monthly and require 45 days notification.
(j)	Investment in affiliated security. This private fund is sub-advised by the Fund's investment adviser.
(k)	Security is considered illiquid. As of August 31, 2016, the value of these investments was $5,768,235 or 1.2% of total net assets.
(l)	Interest only security
(m)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of  BP SLL Trust, Series SPL-IV.  As of August 31, 2016, the value of this investment was $1,571,674 or 0.3% of total net assets.

(n)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of SFC Funding LP - Castellan Real Estate Income Fund LP. As of August 31, 2016, the value of this investment was $500,000 or 0.1% of total net assets.
FHLMC - Frederal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2016 (Unaudited)

	Principal Amount/Shares	Value

ASSET-BACKED SECURITIES - 28.9%
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	$525,825	$525,907
Bush Truck Leasing, LLC
Series 2011-AA, Class C, 5.000%, 9/25/18 (c)	10,586	10,553
BXG Receivables Note Trust
Series 2010-A, Class B, 7.500%, 3/2/26 (c)	435,039	442,632
CIFC Funding Ltd.
Series 2007-2A, Class A1J, 1.020%, 4/15/21 (a)(c)	196,544	196,272
Cornerstone CLO Ltd.
Series 2007-1A, Class B, 1.630%, 7/15/21 (a)(c)	250,000	247,919
DT Auto Owner Trust
Series 2015-3A, Class A, 1.660%, 3/15/19 (c)	101,467	101,469
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	655,000	658,616
Global Leveraged Capital Credit Opportunity Fund
Series 2006-1A, Class C, 1.696%, 12/20/18 (a)(c)	366,689	365,286
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	433,707	432,950
Golub Capital Management CLO Ltd.
Series 2007-1A, Class B, 1.277%, 7/31/21 (a)(c)	871,000	867,722
Hillmark Funding Ltd.
Series 2006-1A, Class A1, 1.061%, 5/21/21 (a)(c)	332,460	327,320
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	288,642	286,366
Invitation Homes Trust
Series 2014-SFR1, Class B, 2.007%, 6/17/31 (a)(c)	90,000	89,867
Series 2014-SFR2, Class B, 2.107%, 9/17/31 (a)(c)	1,000,000	1,001,253
Landmark IX CDO Ltd.
Series 2007-9A, Class A2, 0.990%, 4/15/21 (a)(c)	117,231	116,926
LEAF Receivables Funding LLC
Series 2013-1, Class E2, 6.000%, 9/15/21 (c)(d)	241,000	240,055
MAPS CLO Fund II Ltd.
Series 2007-2A, Class A1, 0.936%, 7/20/22 (a)(c)	493,402	489,836
MarketPlace Loan Trust
Series 2015-OD3, Class A, 3.250%, 9/17/17 (c)(d)	19,375	19,268
Nantucket CLO Ltd.
Series 2006-1X, Class D, 2.325%, 11/24/20 (a)	250,000	249,618
NewStar Trust
Series 2007-1A, Class A1, 1.069%, 9/30/22 (a)(c)	27,816	27,814
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	454,190	453,555
Silver Bay Realty Trust
Series 2014-1, Class B, 1.957%, 9/17/31 (a)(c)	500,000	495,023
Skopos Auto Receivables Trust
Series 2015-2A, Class A, 3.550%, 2/15/20 (c)	23,374	23,327
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	506,021
SLM Private Credit Student Loan Trust
Series 2003-C, Class A3, 2.949%, 9/15/32 (a)	400,000	395,186
Series 2003-C, Class A4, 2.940%, 9/15/32 (a)	200,000	197,593
Series 2003-C, Class A5, 2.930%, 9/15/32 (a)	550,000	543,382
SLM Student Loan Trust
Series 2012-7, Class A2, 0.804%, 9/25/19 (a)	114,961	114,593
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	87,642	92,472
Series 2009-10E, Class 1, 3.080%, 9/1/19	106,151	108,209
Series 2009-10B, Class 1, 4.233%, 9/10/19	125,893	131,726
Series 2012-10E, Class 1, 0.980%, 9/1/22	233	233
South Carolina Student Loan Corp.
Series 2008-1, Class A3, 1.385%, 3/2/20 (a)	259,625	259,139
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A, 1.458%, 10/15/18 (a)(c)	390,000	386,688
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.157%, 5/17/32 (a)(c)	260,000	258,405
Westgate Resorts LLC
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	435,343	432,666
Westwood CDO II Ltd.
Series 2007-2X, Class A2, 1.065%, 4/25/22 (a)	500,000	494,659
XXIII Capital Financing 1 PLC
Series 2016-1, Class A, 3.732%, 6/30/21 (d)	638,031	638,430
Total Asset-Backed Securities (cost $12,164,429)		12,228,956

COLLATERALIZED DEBT OBLIGATIONS - 3.8%
Colony Mortgage Capital Ltd.
Series 2015-FL3, Class A, 2.447%, 9/5/32 (a)(c)(d)	214,642	214,642

Latitude Management Real Estate Capital, Inc.
Series 2015-CRE1, 2.272%, 2/22/32 (a)(c)	320,000	319,252
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 1.023%, 12/1/35 (a)(c)(d)	222,257	175,583
Resource Capital Corp. Ltd.
Series 2015-CRE3, Class D, 4.508%, 3/15/32 (a)(c)	220,000	213,349
Trapeza LLC
Series 2002-1A, Class B1, 1.705%, 11/30/32 (a)(c)(d)	282,252	225,802
Series 2004-7A, Class A1, 1.125%, 1/25/35 (a)(c)(d)	290,758	228,245
Series 2007-12A, Class A1, 0.946%, 4/6/42 (a)(c)(d)	321,388	228,185
Total Collateralized Debt Obligations (cost $1,685,586)		1,605,058

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.6%
FNMA
Pool #382521, 7.500%, 7/1/18	380,978	386,071
Series 2012-M3, Class X1, 0.425%, 1/25/22 (a)(n)	8,429,530	117,311
GNMA REMIC Trust
Series 2011-161, Class A, 1.738%, 1/16/34	138,659	138,632
Series 2010-14, Class QP, 6.000%, 12/20/39	9,042	9,435
Series 2009-4, Class IO, 0.445%, 1/16/49 (a)(n)	523,794	7,933
Total Commercial Mortgage-Backed Securities - Agency (cost $648,977)		659,382

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 17.3%
Amresco Independence Funding, Inc.
Series 1999-1A, Class A, 2.000%, 7/15/26 (a)(c)(d)	216,823	195,140
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	39,112	39,112
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F, 5.854%, 11/11/41 (a)(c)	550,200	563,815
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	230,000	237,283
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.208%, 7/15/30 (a)(c)	490,000	489,824
Series 2015-RUM, Class B, 2.658%, 7/15/30 (a)(c)	500,000	491,233
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 3.174%, 3/25/49 (a)(c)(d)	490,818	493,272
CNL Commercial Mortgage Loan Trust
Series 2002-1A, Class A, 1.124%, 10/25/28 (a)(c)	69,983	62,233
Series 2003-2A, Class A1, 0.964%, 10/25/30 (a)(c)	191,855	170,333
Series 2003-1A, Class A1, 1.008%, 5/15/31 (a)(c)	231,792	216,619
Comm Mortgage Trust
Series 2000-C1, Class G, 6.850%, 8/15/33 (a)(c)	137,723	143,312
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class H, 5.687%, 11/15/37 (a)(c)(d)	179,753	107,852
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	530,000	574,125
DLJ Commercial Mortgage Trust
Series 1998-CF1, Class B6, 6.410%, 2/15/31 (c)	351,036	344,750
FREMF Mortgage Trust
Series 2013-KF02, Class C, 4.524%, 12/25/45 (a)(c)	400,402	403,092
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.474%, 2/25/30 (a)(c)	159,052	119,296
Series 2007-3A, Class 2A3, 6.150%, 10/25/37 (a)(c)	76,898	77,493
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ, 5.802%, 8/12/43 (a)	124,482	125,416
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 5.978%, 6/12/46 (a)(c)	500,000	498,480
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	116,739	116,443
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A, 2.000%, 7/27/49 (c)(d)	37,901	37,579
RBSCF Trust
Series 2009-RR2, Class WBB, 6.156%, 2/16/51 (a)(c)	620,000	631,404
STRIPs Ltd.
Series 2012-1A, Class A, 1.500%, 12/25/44 (c)	344,162	342,958
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 2.524%, 9/25/44 (a)(c)	260,865	255,878
Series 2015-1, Class AFL, 2.954%, 6/25/45 (a)(c)(d)	345,506	345,955
Series 2016-1, Class AFL, 2.974%, 4/25/46 (a)(c)(d)	232,827	232,245
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $7,347,953)		7,315,142

MUNICIPAL BONDS - 1.2%
New Hampshire - 0.8%
New Hampshire Housing Finance Authority Revenue Bonds
3.750%, 7/1/34 (Callable 7/1/23)	315,000	325,464
New Jersey - 0.1%
New Jersey Housing & Mortgage Finance Agency
2.164%, 11/1/19	65,000	65,373
Oregon - 0.3%

State of Oregon Housing & Community Services Department Revenue Bonds
5.000%, 1/1/42 (Callable 7/1/22)	105,000	112,154
Total Municipal Bonds (cost $504,313)		502,991

PRINCIPAL ONLY BOND - 0.6%
South Carolina Student Loan Corp.
0.988%, 1/25/41	263,937	256,934
Total Principal Only Bond (cost $263,247)		256,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 7.3%
FDIC Fuaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/29/47 (c)	202,265	204,610
FHLMC
Series 129, Class H, 8.850%, 3/15/21	15,113	16,377
Series 3845, Class NA, 3.250%, 4/15/25	29,173	29,404
Series 3823, Class GA, 3.500%, 1/15/26	16,300	16,986
Series 3834, Class GA, 3.500%, 3/15/26	24,907	26,071
Series 4024, Class KP, 2.000%, 3/15/42	196,928	201,973
Series 4135, Class BQ, 2.000%, 11/15/42	160,456	160,916
Series T-62, Class 1A1, 1.689%, 10/25/44 (a)	308,781	315,120
FNMA
Series 2010-137, Class MC, 3.000%, 10/25/38	68,087	68,625
Series 2010-118, Class DJ, 2.500%, 10/25/39	60,245	61,571
Series 2012-113, Class PB, 2.000%, 10/25/40	23,699	23,946
Series 2012-80, Class HD, 3.000%, 1/25/42	276,726	283,773
Series 2013-14, Class PB, 1.000%, 3/25/43	269,934	275,964
FNMA Grantor Trust
Series 2004-T5, Class AB7, 0.890%, 5/28/35 (a)	573,409	509,508
GNMA
Series 2012-143, Class XC, 1.250%, 12/16/27	447,840	441,428
Series 2008-55, Class WT, 5.422%, 6/20/37 (a)	25,163	27,399
Series 2009-75, Class LC, 4.000%, 10/20/38	12,601	12,849
Series 2010-144, Class DK, 3.500%, 9/16/39	168,360	173,387
Series 2010-150, Class GD, 2.500%, 9/20/39	70,399	71,071
Series 2013-H10, Class FA, 0.868%, 3/20/63 (a)	139,387	138,495
Total Residential Mortgage-Backed Securities - Agency (cost $3,037,552)		3,059,473

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 21.8%
Aames Mortgage Trust
Series 2002-2, Class A2, 5.000%, 3/25/33 (i)	13,061	13,035
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 1.524%, 1/25/33 (a)	269,085	235,613
Series 2003-2, Class A3, 1.264%, 10/25/33 (a)	81,293	73,176
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A, 1.104%, 7/25/32 (a)	12,688	12,017
Series 2002-BC6, Class A1, 1.164%, 8/25/32 (a)	25,444	24,768
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (i)	305,400	306,224
Series 1998-3, Class A7, 1.004%, 7/25/28 (a)	150,057	133,833
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.113%, 3/25/34 (a)	42,396	41,756
Series 2004-W9, Class A2, 1.128%, 6/26/34 (a)	160,110	151,024
Banc of America Funding Corp.
Series 2009-R6, Class 3A1, 2.308%, 1/26/37 (a)(c)	10,069	10,052
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 4A1, 4.750%, 6/25/19	52,427	52,502
Series 2004-4, Class 1A12, 5.500%, 5/25/34	123,000	124,786
Series 2004-K, Class 4A1, 2.763%, 12/25/34 (a)	37,872	36,986
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (i)	348,355	358,869
BCAP LLC Trust
Series 2012-RR3, Class 2A5, 2.404%, 5/26/37 (a)(c)	150,484	150,407
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	87,854	41,520
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A-1, 1.184%, 10/25/32 (a)	5,324	5,089
Series 2003-AC5, Class A2, 5.500%, 10/25/33 (i)	6,764	6,920
Series 2005-CL1, Class A1, 0.875%, 9/25/34 (a)	819,229	776,916
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.297%, 3/25/31 (a)	83,096	83,668
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.108%, 3/25/34 (a)	172,390	131,484
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (i)	43,835	43,948
Series 2002-D, Class AF6, 4.660%, 12/25/32 (a)	2,365	2,392
COLT Funding LLC
Series 2016-1, Class A2, 3.500%, 5/25/46 (c)(d)	146,183	147,645
ContiMortgage Home Equity Loan Trust

Series 1997-1, Class M1, 7.420%, 3/15/28 (a)	279,267	284,240
Countrywide Alternative Loan Trust
Series 2004-J3, Class 1A1, 5.500%, 4/25/34	68,958	70,275
Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	13,238	12,662
Series 2005-64CB, Class 1A7, 5.500%, 12/25/35	46,320	46,200
Countrywide Home Loans
Series 2004-J1, Class 1A1, 4.500%, 1/25/19	5,275	5,313
Countywide Asset-Backed Certificates
Series 2004-BC1, Class M2, 2.129%, 1/25/34 (a)	10,057	9,290
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-6, Class 5A1, 4.500%, 9/25/19	120,898	120,148
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (i)	10	10
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 0.944%, 6/25/27 (a)	31,390	29,676
Encore Credit Receivables Trust
Series 2005-3, Class M2, 1.259%, 10/25/35 (a)	452,931	447,294
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class AV2, 1.024%, 7/25/34 (a)	333,547	261,297
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4, 0.927%, 5/28/35 (a)	597,661	506,165
GMACM Home Equity Loan Trust
Series 2001-HE2, Class 1A1, 0.964%, 12/25/26 (a)	139,935	143,026
Series 2003-HE2, Class A5, 4.590%, 4/25/33 (i)	21,900	21,986
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (i)	151,353	150,302
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (i)	19,850	18,250
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A2, 7.500%, 1/25/35 (c)	52,799	59,141
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A4, 0.814%, 1/25/36 (a)	25,000	24,801
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (i)	348,459	349,897
Series 2002-9F, Class M1, 5.867%, 12/25/32 (i)	52,199	52,637
Irwin Home Equity Loan Trust
Series 2005-1, Class M1, 5.920%, 6/25/35 (i)	234,499	237,296
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	219,668	220,456
MASTR Asset Securitization Trust
Series 2003-6, Class 8A1, 5.500%, 7/25/33	53,199	55,247
Series 2003-7, Class 4A44, 5.250%, 9/25/33	81,722	84,192
Series 2003-10, Class 3A1, 5.500%, 11/25/33	457,559	460,986
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-TBC3, Class A2, 2.610%, 10/20/29 (a)	122,114	117,173
Nationstar HECM Loan Trust
Series 2016-2A, Class A, 2.239%, 6/25/26 (c)(d)	424,708	424,708
RBSSP Resecuritization Trust
Series 2009-2, Class 4A1, 3.014%, 5/26/37 (a)(c)	88,763	88,522
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.388%, 8/25/34 (a)	121,830	117,723
Residential Asset Securities Corp.
Series 2005-KS8, Class M3, 1.004%, 8/25/35 (a)	100,000	95,824
Residential Asset Securitization Trust
Series 2003-A5, Class A2, 5.500%, 6/25/33	96,564	98,161
Residential Funding Mortgage Securities I, Inc.
Series 2006-SA4, Class 2A1, 4.034%, 11/25/36 (a)	62,508	56,577
Residential Funding Mortgage Securities II, Inc.
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (i)	163,772	168,019
Saxon Asset Securities Trust
Series 2002-3, Class M1, 1.649%, 12/25/32 (a)	16,224	15,282
Specialty Unwriting & Residential Finance Trust
Series 2003-BC3, Class A, 1.224%, 8/25/34 (a)	233,018	187,378
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-6XS, Class A4, 1.169%, 3/25/35 (a)	19,548	19,576
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 24A1, 2.798%, 5/25/36 (a)	302,126	168,517
Structured Asset Securities Corp.
Series 2004-4XS, Class A3A, 5.500%, 2/25/34 (i)	198,646	200,081
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-S2, Class M1A, 1.499%, 12/25/33 (a)	70,234	67,957
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (i)	210,700	210,296
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	8,352	8,508
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A, 1.928%, 2/27/34 (a)	61,732	60,603
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	151,437	153,999

Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.838%, 1/25/35 (a)	293,917	289,863
Total Residential Mortgage-Backed Securities - Non-Agency (cost $9,137,335)		9,184,184

U.S. TREASURY NOTES - 7.1%
U.S. Treasury Note
0.625%, 12/15/16	2,000,000	2,001,488
0.625%, 11/30/17	1,000,000	998,867
Total U.S. Treasury Notes (cost $3,002,407)		3,000,355

PRIVATE FUND INVESTMENT - 3.4%
Semper Rising Rate Strategy LP (d)(j)(k)(l)(m)		1,442,059
Total Private Fund Investment (cost $1,500,000)		1,442,059

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 1.9%
BasePoint - BP GFM Trust, Series SPL - I
8.000%, 12/31/25 (d)(f)	111,228	111,228
BasePoint - BP GFM Trust, Series SPL-III Jr.
10.000%, 5/5/17 (d)(e)	250,000	250,000
BasePoint - BP GFM Trust, Series SPL-III Sr.
8.000%, 5/5/17 (d)(e)	57,285	57,285
BasePoint Merchant Lending Trust, Series SPL - II
8.000%, 12/31/25 (d)(g)	1,185	1,185
BasePoint - BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (d)(h)	392,918	392,918
Total Private Placement Participation Agreements (cost $812,616)		812,616

SHORT-TERM INVESTMENTS - 4.6%
PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 1.2%
SFC Funding LP - Castellan Real Estate Income Fund LP
10/15/16 (a)(d)(o)	500,000	500,000
Total Private Placement Participation Agreements (cost $500,000)		500,000

Money Market Fund - 3.4%
First American Government Obligations Fund - Class Z, 0.24% (b)	1,434,145	1,434,145
Total Money Market Fund (cost $1,434,145)		1,434,145
Total Short-Term Investments (cost $1,934,145)		1,934,145
Total Investments (cost $42,038,560) - 99.5%		42,001,295
Other Assets less Liabilities - 0.5%		223,272
TOTAL NET ASSETS - 100.0%		$42,224,567

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2016.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2016.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2016, the value of these investments was $18,767,142 or 44.5% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP GFM Trust, Series SLP-III. As of August 31, 2016, the value of this investment was $307,285 or 0.7% of total net assets.
(f)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP GFM Trust, Series SPL-I. As of August 31, 2016, the value of this investment was $111,228 or 0.3% of total net assets.
(g)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint Merchant Lending Trust, Series SPL-II. As of August 31, 2016, the value of this investment was $1,185 or 0.0% of total net assets.
(h)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint BP SLL Trust, Series SPL-IV. As of August 31, 2016, the value of this investment was $392,918 or 0.9% of total net assets.
(i)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2016.
(j)	Non-income producing security.
(k)	Security is considered illiquid. As of August 31, 2016, the value of these investments was $1,442,059 or 3.4% of total net assets.
(l)	The next available redemption date is September 30, 2016. Redemptions are allowed monthly and require 45 days notification.
(m)	Investment in affiliated security. This private fund is sub-advised by the Fund's investment adviser.
(n)	Interest only security.
(o)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of SFC Funding LP - Castellan Real Estate Income Fund LP. As of August 31, 2016, the value of this investment was $500,000 or 1.2% of total net assets.
FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

Semper Funds
Notes to the Schedule of Investments
August 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2016:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$14,460,813	$12,863,555	$27,324,368
Collateralized Debt Obligations	-	7,689,053	20,602,170	28,291,223
Commercial Mortgage-Backed Securities - Agency	-	591,876	-	591,876
Commercial Mortgage-Backed Securities – Non-Agency	-	70,863,626	9,179,503	80,043,129
Residential Mortgage-Backed Securities - Agency	-	2,227,500	-	2,227,500
Residential Mortgage-Backed Securities – Non-Agency	-	224,005,060	5,059,759	229,064,819
U.S. Government Agencies		34,308,247	-	34,308,247
Total Fixed Income	-	354,146,175	47,704,987	401,851,162
Private Fund Investment	-	-	5,768,235	5,768,235
Private Placement Participation Agreements	-	-	2,071,674	2,071,674
Money Market Fund	41,790,000	-	-	41,790,000
Total Investments	$41,790,000	$354,146,175	$55,544,896	$451,481,071

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$10,805,296	$1,423,660	$12,228,956
Collateralized Debt Obligations	-	532,601	1,072,457	1,605,058
Commercial Mortgage-Backed Securities - Agency	-	659,382	-	659,382
Commercial Mortgage-Backed Securities – Non-Agency	-	5,863,987	1,451,155	7,315,142

Municipal Bonds	-	502,991	-	502,991
Principal Only Bond	-	256,934	-	256,934
Residential Mortgage-Backed Securities - Agency	-	3,059,473	-	3,059,473
Residential Mortgage-Backed Securities – Non-Agency	-	8,611,831	572,353	9,184,184
U.S. Treasury Notes	-	3,000,355	-	3,000,355
Total Fixed Income	-	33,292,850	4,519,625	37,812,475
Private Fund Investment	-	-	1,442,059	1,442,059
Private Placement Participation Agreements	-	-	1,312,616	1,312,616
Money Market Fund	1,434,145	-	-	1,434,145
Total Investments	$1,434,145	$33,292,850	$7,274,300	$42,001,295

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at August 31, 2016, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.
	Asset-Backed Securities	Collateralized Debt Obligations	Commercial MBS - Non- Agency	Residential MBS - Agency
Balance as of November 30, 2015	$9,853,273	$15,078,659	$18,218,711	$2,457,000

Accrued discounts/premiums	(1,669)	260,328	99,308	-
Realized gain/(loss)	37,525	58,116	(377,127)	93,281
Change in unrealized appreciation/ (depreciation)	(77,350)	(446,648)	(826,762)	(57,000)
Purchases	7,178,927	8,031,759	4,012,229	-
Sales	(4,127,151)	(379,722)	(9,239,102)	(2,493,281)
Transfers in and/or out of Level 3	-	2,000,322	(2,707,754)	-

Balance as of August 31, 2016	$12,863,555	$20,602,170	$9,179,503	$-

(Continued)	Residential MBS - Non-Agency	Private Fund Investment	Private Placement Participation Agreements

Balance as of November 30, 2015	$4,712,640	$6,158,347	$-

Accrued discounts/premiums	87,047	-	-
Realized gain/(loss)	34,881	-	-
Change in unrealized appreciation/ (depreciation)	(1,920,879)	(390,112)	-
Purchases	2,795,623	-	2,500,000
Sales	(194,056)	-	(428,326)
Transfers in and/or out of Level 3	(455,497)	-	-

Balance as of August 31, 2016	$5,059,759	$5,768,235	$2,071,674

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2016, and still classified as level 3 was $(4,313,456).

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Asset-Backed Securities	Collateralized Debt Obligations	Commercial MBS Non- Agency	Residential MBS - Non-Agency

Balance as of November 30, 2015	$248,750	$994,098	$1,505,384	$-

Accrued discounts/premiums	493	18,223	885	(12)
Realized gain/(loss)	1,962	3,350	(7,662)	(17)
Change in unrealized appreciation/(depreciation)	2,048	(59,090)	9,872	809
Purchases	1,887,948	181,881	899,126	650,682
Sales	(717,541)	(66,005)	(1,064,302)	(79,109)
Transfers in and/or out of Level 3	-	-	107,852	-

Balance as of August 31, 2016	$1,423,660	$1,072,457	$1,451,155	$572,353

(Continued)	Private Fund Investment	Private Placement Participation Agreements

Balance as of November 30, 2015	$1,539,587	$2,527,748

Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-

Change in unrealized appreciation/(depreciation)	(97,528)	-
Purchases	-	10,783,284
Sales	-	(11,998,416)
Transfers in and/or out of Level 3	-	-

Balance as of August 31, 2016	$1,442,059	$1,312,616

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2016, and still classified as level 3 was $(157,545).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  A transfer from level 2 to level 3 occurred because the primary pricing service was no longer able to provide a valuation for one security held in both Funds.  The Funds’ primary pricing service was unable to provide a valuation for 35 other securities held on August 31, 2016.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing service provided a valuation for the 1 security held in the MBS Total Return Fund and 6 securities held in the Short Duration Fund based on a single broker quote.  The Funds’ investment adviser currently provides a daily fair valuation for the Semper Rising Rate Strategy LP investment (“LP”).  Each of the underlying holdings held in the LP are valued daily based on the change in a unique benchmark for each holding.  Since the fair value of each security utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of August 31, 2016, are as follows:

Investments in Securities	Value at 8/31/16	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint BP SLL Trust Series SPL-IV	$1,571,674	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is ahead of schedule, and overcollateralization strong fundamentals of loan cash flows support a continued price of par.

SFC Funding LP – Castellan Real Estate Income Fund LP	$500,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This Castellan loan participation is a participation in a $6 million commercial bridge loan initially valued at par.  The commercial bridge loan was underwritten to pay off in 1 month or less, with significant overcollateralization and credit support.  Takeout financing was already in process.  This bridge loan paid off in full in early September as expected, yielding approximately 21%.  This yield was appropriate given the illiquidity of the loan participation and potential for refinancing delays.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of August 31, 2016, are as follows:

Investments in Securities	Value at 8/31/16	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint Merchant Lending Trust SPL-II	$1,185	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 8%, approximately 3.25% higher than the current yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, lockbox and waterfall features, overcollateralization and quality of receivables securing the loans including merchant cash advances, and small business loan receivables.  Since purchase, cash flows and asset quality have met as expected.  LTV is approximately 70%. Principal has been paid down in full frequently.  The Index yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM-III Jr.	$250,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 10%, approximately 5.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 66%.  The principal was repaid in full ahead of schedule in September, at par.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM-III Sr.	$57,285	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  The loan participation was paid in full at par ahead of schedule in September.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM SPL-I	$111,228	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  The loan participation was repaid in full in September, ahead of schedule.

Private Placement Participation Agreements – BasePoint BP SLL Trust Series SPL-IV	$392,918	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is ahead of schedule, and overcollateralization strong fundamentals of loan cash flows support a continued price of par.

SFC Funding LP – Castellan Real Estate Income Fund LP	$500,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.

This Castellan loan participation is a participation in a $6 million commercial bridge loan initially valued at par.  The commercial bridge loan was underwritten to pay off in 1 month or less, with significant overcollateralization and credit support.  Takeout financing was already in process.  This bridge loan paid off in full in early September as expected, yielding approximately 21%.  This yield was appropriate given the illiquidity of the loan participation and potential for refinancing delays.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At August 31, 2016, the MBS Total Return Fund had investments in illiquid securities with a total value of $7,839,909 or 1.7% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $2,754,675 or 6.5% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

MBS Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust Series SPL-IV	$1,571,674	6/16	$1,571,674
SFC Funding LP – Castellan Real Estate Income Fund LP	500,000	8/16	500,000
Semper Rising Rate Strategy LP	-	11/15	6,000,000

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint – BP Trust Series GFM SPL-1	$111,228	8/14	$111,228
BasePoint – BP Trust Series GFM-III Jr., 10.00%	250,000	10/14	250,000
BasePoint – BP Trust Series GFM-III Sr., 8.00%	57,285	10/14	57,285
BasePoint Merchant Lending Trust	1,185	8/16	1,185
BasePoint - BP SLL Trust Series SPL-IV	392,918	6/16	392,918
SFC Funding LP – Castellan Real Estate Income Fund LP	500,000	8/16	500,000
Semper Rising Rate Strategy LP	-	11/15	1,500,000

Note 3 – Investment in Affiliated Security

Each Fund made an investment in a private fund that is sub-advised by the Funds’ investment adviser resulting in that private fund being considered an affiliated investment, as defined in the Investment Company Act of 1940, as amended.  The market value of the affiliated investment as of August 31, 2016 amounted to $5,768,235 or 1.2% of net assets in the MBS Total Return Fund and $1,442,059 or 3.4% of net assets in the Short Duration Fund.  Transactions during the period ended August 31, 2016 in each Fund in which the investment in the private fund was considered an “affiliated investment” are as follows:

	MBS Total Return Fund	Short Duration Fund
Beginning Cost	$6,000,000	$1,500,000
Purchase Cost	-	-
Sales Cost	-	-
Ending Cost	$6,000,000	$1,500,000
Dividend Income	-	-
Net Realized Gain/(Loss)	-	-

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

MBS Total Return Fund

Cost of investments	$463,592,893

Gross unrealized appreciation	$3,575,098
Gross unrealized depreciation	(15,686,920)
Net unrealized depreciation	$(12,111,822)

 Short Duration Fund

Cost of investments	$42,038,628

Gross unrealized appreciation	$387,838
Gross unrealized depreciation	(425,171)
Net unrealized depreciation	$(37,333)

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  10/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 10/4/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 10/4/2016

* Print the name and title of each signing officer under his or her signature.